Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [Abstract]
Schedule of Investment
	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Listed equity investments	104,970	66,642
Unlisted equity investments	—	129,147
	104,970	195,789

Schedule of Financial Assets at Fair Value Through Other Comprehensive Income
	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	129,060	104,970
Additions	—	127,946
Fair value changes	(24,090)	(37,127)
Closing balance	104,970	195,789